CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF INCOME
OPERATING REVENUES	$ 1,014,110	$ 973,583	$ 993,344
OPERATING EXPENSES
Voyage expenses	(64,101)	(41,010)	(35,145)
Vessel operating expenses	(185,724)	(162,117)	(158,972)
Depreciation and amortization of right-of-use assets	(148,344)	(129,287)	(134,271)
Amortization of deferred drydocking and special survey costs	(29,161)	(18,663)	(12,170)
General and administrative expenses	(54,228)	(43,484)	(36,575)
Net gain on disposal/sale of vessels	8,332	1,639	37,225
Income From Operations	540,884	580,661	653,436
OTHER INCOME (EXPENSES):
Interest income	12,890	12,133	4,591
Interest expense	(26,185)	(20,463)	(62,141)
Gain/(loss) on investments	(25,179)	17,867	(176,386)
Dividend income	9,276	1,056	165,399
Gain/(loss) on debt extinguishment, net	0	(2,254)	4,351
Equity loss on investments	(1,629)	(3,993)
Other finance expenses	(3,593)	(4,274)	(1,590)
Other income/(expenses), net	2,241	(812)	(6,578)
Loss on derivatives	(3,632)	(3,622)	(3,622)
Total Other Income/(Expenses), net	(35,811)	(4,362)	(75,976)
Income before income taxes	505,073	576,299	577,460
Income taxes			(18,250)
Net Income	$ 505,073	$ 576,299	$ 559,210
EARNINGS PER SHARE
Basic earnings per share of common stock	$ 26.15	$ 28.99	$ 27.3
Diluted earnings per share of common stock	$ 26.05	$ 28.95	$ 27.28
Basic weighted average number of common shares	19,316,453	19,879,161	20,481,894
Diluted weighted average number of common shares	19,384,879	19,903,655	20,501,021